Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents		$ 9,877	$ 33,857		$ 2,873
Accounts receivable, net		52,001	48,344		43,646
Inventories	$ 69,401	69,401	63,978		60,923
Prepaid expenses		7,747	10,353		6,665
Other current assets		4,360	3,171		3,362
Assets held for sale		271	278
Total current assets		143,657	159,981		117,469
Property and equipment, net		35,729	33,053		35,437
Deferred tax assets, net		12,979	7,059		12,900
Intangible assets, net		50,158	42,415		51,009
Goodwill		72,510	66,262		66,314	$ 66,180
Other assets		5,965	3,026		150
Total assets		320,998	311,796		283,279
Current liabilities
Accounts payable		27,477	19,328		21,978
Accrued liabilities		34,363	40,736		36,004
Income tax payable		2,239	1,255		1,005
Liabilities held for sale		120	128
Current portion of long-term debt		11,700	13,174		3,496
Total current liabilities		75,899	74,621		62,483
Long-term debt		144,661	146,516		209,310
Deferred tax liabilities		3,799	1,297		2,085
Other liabilities		694	722		550
Total liabilities		225,053	223,156		274,428
Commitments and contingencies (Note 13)
Mezzanine equity
Preferred stock ($0.0001 par value, 10,000,000 shares authorized, no shares issued and outstanding as of December 31, 2021 and December 31, 2020)
Shareholders' equity
Common stock ($0.0001 par value, 190,000,000 shares authorized, 34,383,350 shares and 27,483,350 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively)		3	3		3
Additional paid-in capital		144,978	127,606		48,670
Accumulated other comprehensive loss		931	(1,917)		(2,860)
Accumulated deficit		(49,967)	(37,052)		(36,962)
Total shareholders' equity		95,945	88,640	$ 15,999	8,851	$ (30,022)
Total liabilities, mezzanine equity and shareholders' equity		$ 320,998	$ 311,796		$ 283,279